Share-based compensation - Summary of Stock Option Activity and Related Information (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Cash received for options exercised	$ 73,000,000	$ 178,000,000
Weighted average share price at the date of exercise	$ 101.81	$ 93.48